Deferred charges	12 Months Ended
Dec. 31, 2017
Deferred Costs [Abstract]
Deferred charges
7.	Deferred charges:

	Dry-docking	Financing fees	Total
December 31, 2015	$42,774	$14,525	$57,299
Costs incurred	19,119	6,305	25,424
Amortization expensed (1)	(12,856)	(1,768)	(14,624)
December 31, 2016	$49,037	$19,062	$68,099
Costs incurred	8,708	2,554	11,262
Amortization expensed (1)	(15,209)	(2,132)	(17,341)
December 31, 2017	$42,536	$19,484	$62,020

(1)

Amortization of dry-docking costs is included in depreciation and amortization.  Amortization of financing fees is included in interest expense and amortization of deferred financing fees, unless it qualifies for capitalization.